Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000143970 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143970 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143970 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143970 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143970 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143970 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143970 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143970 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143970 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000143970 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143971 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143971 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143971 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143971 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143971 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143971 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143971 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143971 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143971 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000143971 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000130168 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130168 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130168 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130168 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130168 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130168 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130168 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130168 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000130168 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130168 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000190443 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190443 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190443 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190443 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190443 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190443 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190443 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190443 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000190443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000024613 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024613 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024613 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024613 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024613 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024613 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024613 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024613 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000024613 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024613 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%